UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-09149
Eaton Vance Ohio Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	November 30
Date of Reporting Period:	August 31, 2007

Item 1. Schedule of Investments

Eaton Vance Ohio Municipal Income Trust                                                                                  as of August 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 171.5%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 1.4%
$385	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 5.875%, 9/1/20	$387,730
200	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 6.625%, 9/1/20	206,216
		$593,946
Education — 0.7%
$270	Ohio Higher Educational Facilities Authority, (Oberlin College), 5.00%, 10/1/29	$272,792
		$272,792
Electric Utilities — 2.3%
$455	Clyde, Electric System Revenue, (AMT), 6.00%, 11/15/14	$468,350
125	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 6.73%, 7/1/25 (1)(2)	131,242
375	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 6.73%, 7/1/37 (1)(2)	373,624
		$973,216
Escrowed / Prerefunded — 18.2%
$1,000	Delaware County, Prerefunded to 12/1/10, 6.00%, 12/1/25	$1,079,750
1,000	Franklin County, (Cincinnati Children’s Hospital), Prerefunded to 5/1/09, 5.20%, 5/1/29	1,041,660
1,530	Hamilton City School District, Prerefunded to 12/1/09, 5.625%, 12/1/24	1,607,525
1,250	Parma, (Parma Community General Hospital Association), Prerefunded to 11/1/08, 5.35%, 11/1/18	1,284,600
1,750	Parma, (Parma Community General Hospital Association), Prerefunded to 11/1/08, 5.375%, 11/1/29	1,798,930
670	Richland County Hospital Facilities, (Medcentral Health Systems), Prerefunded to 11/15/10, 6.375%, 11/15/22	729,302
		$7,541,767
Hospital — 12.2%
$550	Cuyahoga County, (Cleveland Clinic Health System), 5.50%, 1/1/29 (3)	$570,905
600	Erie County Hospital Facilities, (Firelands Regional Medical Center), 5.25%, 8/15/46	594,570
1,500	Erie County Hospital Facilities, (Firelands Regional Medical Center), 5.625%, 8/15/32	1,537,650
590	Highland County, (Joint Township Hospital District), 6.75%, 12/1/29	634,598

$500	Miami, (Upper Valley Medical Center), 5.25%, 5/15/26	$490,905
1,000	Ohio Higher Educational Facilities Authority, (University Hospital Health Systems, Inc.), 4.75%, 1/15/46	902,580
330	Richland County Hospital Facilities, (Medcentral Health Systems), 6.375%, 11/15/22	347,675
		$5,078,883
Housing — 10.5%
$1,000	Ohio Housing Finance Agency, (Residential Mortgage Backed Securities), (AMT), 4.625%, 9/1/27	$933,150
1,000	Ohio Housing Finance Agency, (Residential Mortgage Backed Securities), (AMT), 5.00%, 9/1/36	962,260
2,500	Ohio Housing Finance Agency, (Uptown Community Partners), (AMT), 5.25%, 4/20/48	2,454,100
		$4,349,510
Industrial Development Revenue — 12.4%
$1,385	Cleveland Airport, (Continental Airlines), (AMT), 5.375%, 9/15/27	$1,284,061
1,300	Dayton, Special Facilities Revenue, (Emery Air Freight), 5.625%, 2/1/18	1,332,955
2,250	Ohio Water Development Authority, (Anheuser-Busch), (AMT), 6.00%, 8/1/38	2,320,177
225	Ohio Water Development Authority, Solid Waste Disposal, (Allied Waste North America, Inc.), (AMT), 5.15%, 7/15/15	221,204
		$5,158,397
Insured-Education — 1.5%
$775	Miami University, (AMBAC), 3.25%, 9/1/26	$621,689
		$621,689
Insured-Electric Utilities — 11.0%
$2,000	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/25	$863,500
3,000	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/26	1,225,560
2,500	Ohio Water Development Authority, Fresh Water Improvement, (Dayton Power and Light Company) (FGIC), 4.80%, 1/1/34	2,466,350
		$4,555,410
Insured-Escrowed/Prerefunded — 22.0%
$50	Cleveland Airport System, (FSA), Prerefunded to 1/1/10, 5.00%, 1/1/31	$51,936
245	Cuyahoga County Hospital, (Cleveland Clinic), (MBIA), Escrowed to Maturity, 5.125%, 1/1/29 (4)	247,151
1,595	Hamilton Country, Sales Tax Revenue, (AMBAC), Prerefunded to 12/1/10, 5.25%, 12/1/32	1,671,704

$1,000	Lima City School District, (AMBAC), Prerefunded to 12/1/10, 5.50%, 12/1/22	$1,075,050
495	Lima City School District, (AMBAC), Prerefunded to 12/1/10, 6.00%, 12/1/22	539,674
1,000	Ohio Higher Educational Facilities, (University of Dayton), (AMBAC), Prerefunded to 12/1/10, 5.50%, 12/1/30	1,064,570
3,000	University of Akron, (FGIC), Prerefunded to 1/1/10, 5.75%, 1/1/29 (5)	3,166,065
1,250	University of Cincinnati, (FGIC), Prerefunded to 6/1/11, 5.25%, 6/1/24	1,329,350
		$9,145,500
Insured-General Obligations — 16.5%
$2,455	Canal Winchester Local School District, (MBIA), 0.00%, 12/1/30	$782,286
3,000	Elyria City School District, (XLCA), 5.00%, 12/1/35 (6)	3,054,240
500	Olmsted Falls City School District, (XLCA), 5.00%, 12/1/35 (6)	512,180
1,000	Puerto Rico, (FSA), Variable Rate, 7.642%, 7/1/27 (1)(2)	1,150,560
1,200	Puerto Rico, (MBIA), 5.50%, 7/1/20 (5)	1,342,712
		$6,841,978
Insured-Hospital — 6.7%
$255	Cuyahoga County, (Cleveland Clinic), (MBIA), 5.125%, 1/1/29	$258,241
1,000	Hamilton County, (Cincinnati Children’s Hospital), (FGIC), 5.00%, 5/15/32	1,007,000
1,500	Hamilton County, (Cincinnati Children’s Hospital), (FGIC), 5.125%, 5/15/28	1,528,845
		$2,794,086
Insured-Lease Revenue / Certificates of Participation — 9.5%
$1,500	Cleveland, Certificates of Participation, (Cleveland Stadium), (AMBAC), 5.25%, 11/15/22 (3)	$1,533,645
1,800	Puerto Rico Public Finance Corp., (AMBAC), 5.125%, 6/1/24 (5)	1,924,866
500	Summit County, (Civic Theater Project), (AMBAC), 5.00%, 12/1/33	504,530
		$3,963,041
Insured-Special Tax Revenue — 5.6%
$405	Hamilton Country, Sales Tax Revenue, (AMBAC), 5.25%, 12/1/32	$416,117
9,905	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	874,810
1,690	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	255,832
3,350	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	481,663
2,100	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	286,671
		$2,315,093

Insured-Transportation — 6.5%
$450	Cleveland Airport System, (FSA), 5.00%, 1/1/31	$453,748
1,000	Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/24	1,120,940
1,000	Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/26	1,119,760
		$2,694,448
Insured-Water and Sewer — 5.1%
$1,475	Marysville Wastewater Treatment System, (XLCA), 4.75%, 12/1/46	$1,405,675
750	Marysville Wastewater Treatment System, (XLCA), 4.75%, 12/1/47	720,720
		$2,126,395
Lease Revenue/Certificates of Participation — 3.2%
$1,300	Union County, (Pleasant Valley Joint Fire District), 6.125%, 12/1/19	$1,337,713
		$1,337,713
Other Revenue — 7.6%
$3,000	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/32 (5)	$3,151,750
		$3,151,750
Pooled Loans — 13.4%
$530	Cleveland-Cuyahoga County Port Authority, (Myers University), 5.60%, 5/15/25	$535,740
550	Ohio Economic Development Commission, (Ohio Enterprise Bond Fund), (AMT), 4.85%, 6/1/25	554,307
1,020	Ohio Economic Development Commission, (Ohio Enterprise Bond Fund), (AMT), 5.85%, 12/1/22	1,070,072
1,245	Rickenbacker Port Authority, Oasbo Expanded Asset Pool Loan, 5.375%, 1/1/32 (5)	1,300,336
325	Summit County Port Authority, (Twinsburg Township), 5.125%, 5/15/25	307,076
750	Toledo-Lucas County Port Authority, 4.80%, 11/15/35	668,663
1,100	Toledo-Lucas County Port Authority, 5.40%, 5/15/19	1,107,601
		$5,543,795
Special Tax Revenue — 5.2%
$600	Cleveland-Cuyahoga County Port Authority, 7.00%, 12/1/18	$644,220
1,400	Cuyahoga County, Economic Development, (Shaker Square), 6.75%, 12/1/30 (3)	1,534,666
		$2,178,886

Total Tax-Exempt Investments — 171.5% (identified cost $68,983,115)	$71,238,295
Other Assets, Less Liabilities — (14.9)%	$(6,197,420)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (56.6)%	$(23,507,631)
Net Assets Applicable to Common Shares — 100.0%	$41,533,244

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
DRIVERS	—	Derivative Inverse Tax-Exempt Receipts
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2007, 49.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.3% to 16.5% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2007, the aggregate value of the securities is $1,655,426 or 4.0% of the Trust’s net assets applicable to common shares.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at August 31, 2007.
(3)	Security (or a portion thereof) has been segregated to cover when-issued securities.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(5)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Trust.
(6)	When-issued security.

A summary of financial instruments at August 31, 2007 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
12/07	10 U.S. Treasury Bond	Short	$(1,117,290)	$(1,115,625)	$1,665

Counterparty	Notional Amount	Annual Fixed Rate Paid By Trust	Floating Rate Paid To Trust	Effective Date/ Termination Date	Unrealized Depreciation
Citibank, N.A.	$1,000,000	5.732%	3-month USD- LIBOR-BBA	May 16, 2008/ May 16, 2038	$(40,127)
Lehman Brothers, Inc.	$1,625,000	5.503%	3-month USD- LIBOR-BBA	September 28, 2008/ September 28, 2038	$(9,256)
Merrill Lynch Capital Services, Inc.	$1,250,000	5.817%	3-month USD- LIBOR-BBA	April 1, 2008/ April 1, 2038	$(68,742)
					$(118,125)

The effective date represents the date on which the Trust and the counterparty to the interest rate swap contract begin interest payment accruals.

At August 31, 2007, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at August 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$62,720,971
Gross unrealized appreciation	$2,968,275
Gross unrealized depreciation	(780,951)
Net unrealized appreciation	$2,187,324

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Ohio Municipal Income Trust

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer
Date:	October 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer
Date:	October 18, 2007
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	October 18, 2007